Related Party Transactions (Details) - USD ($)				2 Months Ended	3 Months Ended	11 Months Ended
	May 03, 2021	Feb. 02, 2021	Feb. 01, 2021	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Stock transferred to others during period shares (in Shares)	60,000
Aggregate purchase price				$ 25,000		$ 25,000
Working capital loans					$ 288,000		$ 130,000
Purchase price						$ 4,889,860
IPO [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares)					2,244,493		2,244,493
Sponsor agreed to lend the Company		$ 300,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Conversion of Class B founder shares into Class A ordinary shares (in Shares)	850,000
Common shares, value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Conversion of Class B founder shares into Class A ordinary shares (in Shares)	850,000
Conversion of Class B founder shares into Class A ordinary shares	$ 850,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Conversion of Class B founder shares into Class A ordinary shares (in Shares)	850,000
Common shares, value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Convertible loans					$ 1,200,000		$ 1,200,000
Price per shares (in Dollars per share)					$ 10		$ 10
Class A Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Conversion of Class B founder shares into Class A ordinary shares (in Shares)	850,000
Conversion of Class B founder shares into Class A ordinary shares	$ 850,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Conversion of Class B founder shares into Class A ordinary shares (in Shares)					850,000		850,000
Aggregate purchase shares (in Shares)			1,150,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Assign or sell shares percentage					50.00%		50.00%
Equals or exceeds per share (in Dollars per share)					$ 12.5		$ 12.5
Assign or sell the remaining of shares percentage					50.00%	50.00%	50.00%
Founder Shares [Member] | Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares)			1,150,000
Aggregate purchase price (in Shares)			25,000
Aggregate purchase price			$ 25,000
Founder Shares [Member] | Class A Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares)	224,780
Common shares, value (in Dollars per share)	$ 10
Aggregate purchase price	$ 2,247,800
Number of shares issued (in Shares)	224,780
Price per share (in Dollars per share)	$ 10
Purchase price	$ 2,247,800